Accrued Expenses - Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		$ 11,311	$ 12,854
Interest		23,451	31,888
Insurance benefits		13,090	12,537
Accrued lease expense		37,346	32,100
Other		13,726	10,082
Total	97,027	98,924	99,461
LAMAR MEDIA CORP [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		11,311	12,854
Interest		23,451	31,888
Other		60,870	52,118
Total	$ 93,542	$ 95,632	$ 96,860